OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
OTHER NON-CURRENT ASSETS [Abstract]
Fixture, Furniture and Equipment, Net	$ 969	$ 730
Other	155	148
Total	$ 1,124	$ 878